Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table summarizes compensation paid to our former CEO (until January 1, 2024) and current Executive Chairman, who is also our principal executive officer as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our Non-PEO NEOs as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in thousands)	Return on Shareholders' Equity (5)
2023	4,891,381	7,584,765	1,595,453	2,268,815	$231.46	$154.37	63,332	20.8%

2022	4,587,518	6,311,917	1,311,075	1,662,554	$143.07	$126.27	54,395	21.0%

2021	4,760,218	4,371,177	1,278,358	1,206,905	$110.12	$143.94	35,729	16.9%

2020	5,155,604	5,382,937	1,003,522	975,760	$115.12	$131.59	29,803	14.6%

(1)
Robert Ruhlman was the PEO for all four years (2020-2023).
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. The charts below detail the additions and deductions to Compensation Actually Paid calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.
(3)
The non-PEO NEOs are comprised of: 2023 – Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and John M. Hofstetter; 2022 and 2021 – Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and William H. Haag III; 2020 - David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus.
(4)
These columns assume a $100 investment was made in our common shares and in the stock of our Peer Group (defined herein) on the last day of our fiscal year before the earliest reported period and all dividends were reinvested. The “Peer Group” is made up of the companies in the Hemscott Industry Group 627 (Industrial Electrical Equipment), which is the peer group used for the Performance Graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
(5)
Return on shareholders’ equity is the financial performance measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our PEOs and non-PEO NEOs to the Company’s performance.

Company Selected Measure Name	Return on shareholders’ equity
Named Executive Officers, Footnote [Text Block]	(1) Robert Ruhlman was the PEO for all four years (2020-2023).
PEO Total Compensation Amount	$ 4,891,381	$ 4,587,518	$ 4,760,218	$ 5,155,604
PEO Actually Paid Compensation Amount	$ 7,584,765	6,311,917	4,371,177	5,382,937
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. The charts below detail the additions and deductions to Compensation Actually Paid calculation. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable years.

PEO – Adjustments for Compensation Actually Paid (CAP) to PEO

PEO Summary Compensation Total (SCT) to CAP Adjustments	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(2,046,877)	(1,889,622)	(1,920,858)	(2,433,539)

Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	1,544,611	2,660,782	1,729,949	2,254,961

Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	2,967,650	1,109,563	(238,088)	495,213

Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	228,000	(156,324)	39,956	(89,302)

Total Adjustments	2,693,384	1,724,399	(389,041)	227,333

Non-PEO NEO Average Total Compensation Amount	$ 1,595,453	1,311,075	1,278,358	1,003,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,268,815	1,662,554	1,206,905	975,760
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The non-PEO NEOs are comprised of: 2023 – Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and John M. Hofstetter; 2022 and 2021 – Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and William H. Haag III; 2020 - David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus.

Average Non-PEO NEOs – Adjustments for CAP to Non-PEO NEOs

Non-PEO NEOs Summary Compensation Total to CAP Adjustments	2023	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(602,998)	(408,213)	(394,581)	(302,531)

Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End (1)	458,337	574,805	355,365	338,106

Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End (1)	533,804	185,535	(33,695)	54,133

Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year (1)	136,667	(648)	1,458	(2,725)

Addition of Fair Value of Awards Granted and Vested During Year (1)	147,552	—	—	—

Deduction of Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Year (1)	—	—	—	(114,745)

Total Adjustments	673,362	351,479	(71,453)	(27,762)

(1)
The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
(4)
These columns assume a $100 investment was made in our common shares and in the stock of our Peer Group (defined herein) on the last day of our fiscal year before the earliest reported period and all dividends were reinvested. The “Peer Group” is made up of the companies in the Hemscott Industry Group 627 (Industrial Electrical Equipment), which is the peer group used for the Performance Graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

Tabular List [Table Text Block]

The Company views the following financial performance measures as the most important to link Compensation Actually Paid to the PEO and NEOs for fiscal 2023 to Company performance:

•
Sales
•
Pre-tax income
•
Return on shareholders’ equity

Total Shareholder Return Amount	$ 231.46	143.07	110.12	115.12
Peer Group Total Shareholder Return Amount	154.37	126.27	143.94	131.59
Net Income (Loss)	$ 63,332,000	$ 54,395,000	$ 35,729,000	$ 29,803,000
Company Selected Measure Amount	0.0208	0.0210	0.0169	0.0146
PEO Name	Robert Ruhlman	Robert Ruhlman	Robert Ruhlman	Robert Ruhlman
Additional 402(v) Disclosure [Text Block]	(1) The fair value of equity component of the CAP calculation was determined in accordance with Item 402(v) of Regulation S-K.
Non Peo Name	Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and John M. Hofstetter	Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and William H. Haag III	Andrew S. Klaus, Dennis F. McKenna, J. Ryan Ruhlman, and William H. Haag III	David Sunkle, Dennis F. McKenna, William H. Haag III, Michael Weisbarth and Andrew S. Klaus.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Non-GAAP Measure Description [Text Block]
(5)
Return on shareholders’ equity is the financial performance measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our PEOs and non-PEO NEOs to the Company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on shareholders’ equity
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,693,384	$ 1,724,399	$ (389,041)	$ 227,333
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,046,877)	(1,889,622)	(1,920,858)	(2,433,539)
PEO [Member] | Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,544,611	2,660,782	1,729,949	2,254,961
PEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,967,650	1,109,563	(238,088)	495,213
PEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	228,000	(156,324)	39,956	(89,302)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	673,362	351,479	(71,453)	(27,762)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(602,998)	(408,213)	(394,581)	(302,531)
Non-PEO NEO [Member] | Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	458,337	574,805	355,365	338,106
Non-PEO NEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	533,804	185,535	(33,695)	54,133
Non-PEO NEO [Member] | Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,667	$ (648)	$ 1,458	(2,725)
Non-PEO NEO [Member] | Addition of Fair Value of Awards Granted and Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 147,552
Non-PEO NEO [Member] | Deduction of Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (114,745)